SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, Rp in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 CNY (¥)
RMB
Cash and restricted cash | ¥	¥ 6,601,979								¥ 5,809,753
USD
Cash and restricted cash	1,434,137	$ 205,918
HKD
Cash and restricted cash	785,551		$ 879,381
JPY
Cash and restricted cash	435			¥ 8,316
EUR
Cash and restricted cash	1,085				€ 146
SGD
Cash and restricted cash	52,075					$ 10,047
MYR
Cash and restricted cash	5,941						RM 3,767
IDR
Cash and restricted cash	863							Rp 1,938,977
In PRC | RMB
Cash and restricted cash | ¥	6,514,881
In PRC | USD
Cash and restricted cash		105,587
In Hong Kong SAR | RMB
Cash and restricted cash | ¥	¥ 87,098
In Hong Kong SAR | USD
Cash and restricted cash		44,101
In Hong Kong SAR | HKD
Cash and restricted cash			720,746
In Hong Kong SAR | JPY
Cash and restricted cash | ¥				¥ 8,316
In Hong Kong SAR | EUR
Cash and restricted cash | €					€ 146
In Singapore | USD
Cash and restricted cash		35,831
In Singapore | SGD
Cash and restricted cash						$ 10,047
In Macau SAR | HKD
Cash and restricted cash			$ 158,635
In US | USD
Cash and restricted cash		12,046
In Malaysia | USD
Cash and restricted cash		7,795
In Malaysia | MYR
Cash and restricted cash | RM							RM 3,767
In Indonesia | USD
Cash and restricted cash		$ 558
In Indonesia | IDR
Cash and restricted cash | Rp								Rp 1,938,977